Related Parties - Summary of Time Deposits at Related Parties (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 30,065,061	₺ 24,472,049
Banks - Time deposits | Gross Carrying Amount
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	31,369,567	23,362,376
Banks - Time deposits | Gross Carrying Amount | Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	11,341,528	8,470,287
Banks - Time deposits | Gross Carrying Amount | Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	8,674,948	9,471,793
Banks - Time deposits | Gross Carrying Amount | Ziraat Bankasi
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	8,080,071	3,301,326
Banks - Time deposits | Gross Carrying Amount | Ziraat Katilim Bankasi A.S.
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 3,273,020	₺ 2,118,970